                                                                               .
                                                                               .
                                                                               .
                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    / /  (a)

         or fiscal year ending:   12/31/08  (b)

Is this a transition report? (Y/N)                                               N
                                                                                ---
Is this an amendment to a previous filing? (Y/N)                                 N
                                                                                ---
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I

         B. File Number:       811-07280

         C. Telephone Number:  (212) 576-7000

2.       A. Street:            51 MADISON AVENUE

         B. City: NEW YORK     C. State: NY      D. Zip Code: 10010     Zip Ext:

         E. Foreign Country:                                Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)              N
                                                                                ---
4.       Is this the last filing on this form by Registrant? (Y/N)               N
                                                                                ---
5.       Is Registrant a small business investment company (SBIC)? (Y/N)         N
         [If answer is "Y" (Yes), complete only items 89 through 110.]          ---

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                      Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]          ---

7.       A. Is Registrant a series or multiple portfolio company?(Y/N)           Y
         [If answer is "N" (No), go to item 8.]                                 ---
         B. How many separate series or portfolios did Registrant have at the
         end of the period?                                                      42
                                                                                ---

                                                      If filing more than one
                                                      Page 2, "X" box [ ]

For period ending 12/31/08

File number 811-07280


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                 Is this the
Series                                                           last filing
Number                    Series Name                          for this series?
------  ----------------------------------------------------   ----------------
                                                                      (Y/N)
  1.     MainStay VP Bond-Initial Class                                 N
  2.     MainStay VP Capital Appreciation-Initial Class                 N
  3.     MainStay VP Cash Management                                    N
  4.     MainStay VP Convertible-Initial Class                          N
  5.     MainStay VP Mid Cap Value -- Initial Class                     N
  6.     MainStay VP Government-Initial Class                           N
  7.     MainStay VP Common Stock -- Initial Class                      N
  8.     MainStay VP High Yield Corporate Bond-Initial Class            N
  9.     MainStay VP S+P 500 Index-Initial Class                        N
 10.     MainStay VP International Equity-Initial Class                 N
 11.     MainStay VP Mid Cap Core-Initial Class                         N
 12.     MainStay VP Mid Cap Growth-Initial Class                       N
 13.     MainStay VP Small Cap Growth-Initial Class                     N
 14.     MainStay VP Total Return-Initial Class                         N
 15.     MainStay VP Value-Initial Class                                Y
 17.     MainStay VP ICAP Select Equity - Initial Class                 N
 18.     MainStay VP Large Cap Growth-Initial Class                     N
 19.     MainStay VP Developing Growth-Initial Class                    N
 20.     Alger American SmallCap Growth (formerly Alger
            American Small Capitalization)- Class O Shares
            (closed to new investors)                                   N
 21.     CVS Calvert Social Balanced Portfolio                          N
 22.     Dreyfus IP Technology Growth-Initial Shares                    N
 23.     Fidelity(R) VIP Contrafund(R)-Initial Class                    N
 24.     Fidelity(R) VIP Equity-Income-Initial Class                    N
 25.     Janus Aspen Series Balanced-Institutional Shares               N
 26.     Janus Aspen Series Worldwide Growth-Institutional
            Shares                                                      N
 27.     MFS(R) Investors Trust Series-Initial Class                    N
 28.     MFS(R) Research Series-Initial Class                           N
 29.     T. Rowe Price Equity Income Portfolio                          N
 30.     Van Eck Worldwide Hard Assets                                  N
 31.     Van Kampen UIF Emerging Markets Equity-Class I                 N
 32.     Fidelity(R) VIP Mid Cap-Service Class 2                        N
 33.     MFS(R) Utilities Series-Service Class                          N
 34.     Neuberger Berman AMT Mid Cap Growth-Class S                    N
 35.     Victory VIF Diversified Stock-Class A Shares                   N
 36.     Columbia Small Cap Value Fund, Variable Series
             - Class B                                                  N
 37.     MainStay VP Balanced - Service Class                           N
 38.     MainStay VP Floating Rate - Service Class                      N
 39.     Royce Micro-Cap Portfolio - Investment Class                   N
 40.     Royce Small-Cap Portfolio - Investment Class                   N
 41.     MainStay VP Conservative Allocation - Service Class            N
 42.     MainStay VP Growth Allocation - Service Class                  N
 43.     MainStay VP Moderate Allocation - Service Class                N
 44.     MainStay VP Moderate Growth Allocation - Service
            Class                                                       N

                                                         If filing more than one
                                                            Page 47, "X" box [ ]

For period ending 12/31/08

File number  811-07280


UNIT INVESTMENT TRUSTS

111.     A. [/] Depositor Name:_________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


111.     A. [/] Depositor Name:_________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


112.     A. [/] Sponsor Name:___________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______


112.     A. [/] Sponsor Name:___________________________________________________

         B. [/] File Number (If any):___________

         C. [/] City:__________________State:______Zip Code:_______Zip Ext.:____

            [/]Foreign Country:______________________Foreign Postal Code:_______

                                                         If filing more than one
                                                           Page 48, "X" box: [ ]
For period ending 12/31/08

File number  811-07280


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


113.  A. [/] Trustee Name: ___________________________________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


114.  A. [/] Principal Underwriter Name: _____________________________________

      B. [/] File Number: 8-______________

      C. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


115.  A. [/] Independent Public Accountant Name: ______________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________


115.  A. [/] Independent Public Accountant Name: _____________________________

      B. [/] City: ____________ State: _______ Zip Code: ______ Zip Ext.: ____

         [/] Foreign Country: ________________ Foreign Postal Code: __________

                                                         If filing more than one
                                                           Page 49, "X" box: [ ]
For period ending 12/31/08

File number  811-07280


116. Family of investment companies information:

         A. [/] Is Registrant part of a family of investment?
                companies? (Y/N)_______________________________________ _______
                                                                          Y/N

         B. [/] Identify the family in 10 letters:_____________________________
                  (NOTE: In filing this form, use this identification
                         consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A. [/] Is Registrant a separate account of an insurance
                company? (Y/N) ________________________________________ _______
                                                                          Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B. [/] Variable annuity contracts?  (Y/N) ____________________ _______
                                                                          Y/N
         C. [/] Scheduled premium variable life contracts? (Y/N) ______ _______
                                                                          Y/N
         D. [/] Flexible premium variable life contracts: (Y/N) _______ _______
                                                                          Y/N
         E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) ___________________ _______
                                                                          Y/N
118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933________________________________________________ _______

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period______________________________________________ _______

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_________________________________________ $ ________

121. [/] State the number of series for which a current prospectus was in existence at the end of the period_______________________ ___________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period __________________________________________________ ___________

                                                         If filing more than one
                                                           Page 50, "X" box: [ ]
For period ending 12/31/08

File number  811-07280


123. [/] State the total value of the additional units considered in answering item 122
         ($000's omitted) _______________________________________   $ _________

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)________________________________________   $ _________

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted) ________________________________________   $ ________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted) ________________________________________   $ ________


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of        Total Assets    Total Income
                                                      Series           ($000's         Distributions
                                                      Investing        omitted)        ($000's omitted)
                                                      ---------        --------        ----------------

A. U.S. Treasury direct issue                                           $                $
                                                      -----------        -----------      ------------

B. U.S. Government agency                                               $                $
                                                      -----------        -----------      ------------

C. State and municipal tax-free                                         $                $
                                                      -----------        -----------      ------------

D. Public utility debt                                                  $                $
                                                      -----------        -----------      ------------

E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                                        $                $
                                                      -----------        -----------      ------------

F. All other corporate intermed. & long-
     term debt                                                          $                $
                                                      -----------        -----------      ------------

G. All other corporate short-term debt                                  $                $
                                                      -----------        -----------      ------------

H. Equity securities of brokers or dealers
      or parents of brokers or dealers                                  $                $
                                                      -----------        -----------      ------------

I. Investment company equity securities                                 $                $
                                                      -----------        -----------      ------------

J. All other equity securities                             1            $    469,641     $
                                                      -----------        -----------      ------------

K. Other securities                                                     $                $
                                                      -----------        -----------      ------------

L. Total assets of all series of registrant              1              $    469,641     $
                                                      -----------        -----------      ------------

                                                         If filing more than one
                                                           Page 51, "X" box: [ ]

For period ending 12/31/08

File number  811-07280


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) _______________________________________________ _________
                                                                          Y/N


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _______________________________________ _________
                                                                          Y/N


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________________ _________
                                                                          Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) __________________________ $ 8,716
                                                                       ________

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______

          811-______   811-______   811-______   811-______   811-______


133.     If the Registrant has divested itself of securities in accordance with
         Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

         A.   Name of the issuer;

         B.   Exchange ticker symbol;

         C.   CUSIP number;

         D. Total number of shares or, for debt securities, principal amount divested;

         E.   Date(s) that the securities were divested; and

         F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

         This item 133 shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of that Act.

                                 SIGNATURE PAGE

For period ending 12/31/08

File number 811-07280



         This report is signed on behalf of the Registrant, NYLIAC Variable Annuity Separate Account-I, in the City of New York, in the State of New York, on the 25th day of February, 2009.


                                      NYLIAC Variable Annuity Separate Account-I




                                      By: /s/ ANGELO SCIALABBA
                                          --------------------------------------
                                              Angelo Scialabba
                                              First Vice President and
                                              Controller





Witness:

/s/ ANNE STOLZ
-----------------------------
Anne Stolz
Corporate Vice President